Consolidated statements of cash flows:	12 Months Ended
Dec. 31, 2019
Consolidated statements of cash flows:
Consolidated statements of cash flows

Note 21 - Consolidated statements of cash flows:

As of December 31, 2017, 2018 and 2019, the analysis of net debt and movements in net debt is presented below:

	Long - term debt						Bank Loans
	2017		2018		2019		2017		2018		2019
Accounts payable	Ps.	340,288	Ps.	324,l590	Ps.	311,372
Bank loans (Note 11)							Ps.	173,471	Ps.	175,515	Ps.	238,235
Bank loans (Note 11)								10,321,382		7,042,598		6,674,717
Long-term debt (Note 12)		7,149,177		6,957,678		6,488,569

Balances at December 31	Ps.	7,489,465	Ps.	7,282,268	Ps.	6,799,941	Ps.	10,494,853	Ps.	7,218,113	Ps.	6,912,952

Balances at January 1 of the debt-net			Ps.	7,489,465	Ps.	7,282,268	Ps.	4,460,776	Ps.	10,494,853	Ps.	7,218,113

Acquisition of Aerostar and Airplan	Ps.	7,182,963						3,424,717
Interest expense		295,834		475,110		444,028		322,996		696,641		601,873
Proceeds from bank loans								8,000,000
Interest paid		(277,068)		(646,418)		(486,164)		(351,152)		(492,653)		(578,600)
Payments of the long term debt and bank loan		(102,907)				(205,308)		(5,339,338)		(3,090,124)		(154,281)
Foreign currency translation		390,643		(35,889)		(234,883)		217,385		(166,301)		(174,153)
Exchange (income)/loss on foreign currency								(240,531)		(224,303)

Balances at December 31	Ps.	7,489,465	Ps.	7,282,268	Ps.	6,799,941	Ps.	10,494,853	Ps.	7,218,113	Ps.	6,912,952